Summary of Significant Unobservable Inputs Used in Fair Value Measurements Categorized Within Level 3 of Fair Value Hierarchy (Detail) - Level 3 - Option Pricing Method	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Discount for Lack of Marketability (“DLOM”)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Sensitivity of the input to fair value	1% increase or decrease in DLOM would result in a variation in the debt investment’s fair value by approximately $93 thousand and in the equity investment’s fair value by approximately $26 thousand.	1% increase or decrease in DLOM would result in a variation in the debt investment’s fair value by approximately $120 thousand.
Volatility
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Sensitivity of the input to fair value	1% increase or decrease in volatility would result in a variation in the debt investment's fair value by approximately $9 thousand and in the equity investment's fair value by approximately $13 thousand.	1% increase or decrease in volatility would result in a variation in the debt investment’s fair value by less than $30 thousand.
Rate for Debt Investment
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Volatility	36.0	41.0
Rate for Debt Investment | Minimum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Discount for lack of marketability (“DLOM”)	9.0	13.50
Rate for Debt Investment | Maximum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Discount for lack of marketability (“DLOM”)	18.0	26.00
Rate for Equity Investment
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Volatility	36.0
Rate for Equity Investment | Minimum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Discount for lack of marketability (“DLOM”)	11.0
Rate for Equity Investment | Maximum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Discount for lack of marketability (“DLOM”)	18.0